Provisions - Provision for remediation and mine closure (Details) - Sociedads Minera Cerro Verde S.A.A. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provisions
Beginning balance	$ 272,820
Final balance	247,427	$ 272,820
Provision for remediation and mine closures [Member]
Provisions
Beginning balance	259,844	209,660
Accretion expense	11,160	9,917
Changes in estimates, (see Note 7)	(36,885)	40,425
Progressive mine closure payments in hydrometallurgy process	0	(149)
Exchange rate effect	7	(9)
Final balance	$ 234,126	$ 259,844